Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Income before income taxes	$ 8,386,544	$ 5,031,378	$ 4,013,857
Adjustments for:
Gain in business combination (Note 1)	(7,029,200)
Impairment of goodwill (Note 8.1)	4,719,096
Depreciation and amortization (Notes 4, 7 and 8)	1,166,114	529,660	468,996
Interest income	(245,787)	(184,569)	(155,718)
Interest expense	618,831	126,186	101,551
Other comprehensive income from results of joint venture accounted by the equity method (Note 9)	(112,345)	(144,248)	(50,923)
Exchange loss	95,788	719,224	536,374
Exchange gain	(262,405)	(384,178)	(252,991)
Working capital variations (excluding assets acquired and liabilities assumed in business combination):
Accounts receivable (Note 6)	(51,155)	(45,258)	30,194
Recoverable taxes and other current assets	54,030	336,485	316,609
Other assets	394,972
Trade accounts payable and other liabilities (Note 10)	154,791	94,586	11,802
Total adjustments to reconcile profit (loss)	7,889,274	6,079,266	5,019,751
Income taxes paid (Note 14)	(1,858,139)	(1,569,879)	(1,366,174)
Net cash flows generated from operating activities	6,031,135	4,509,387	3,653,577
Investing activities
Improvements to assets under concession and acquisition of furniture and equipment (Note 8)	(1,471,418)	(1,814,482)	(2,906,567)
Loans collected from joint venture (Note 9)	275,376	325,693
Restricted cash and equivalents (Note 5.1)	(89,361)
Interest received	259,717	122,093	90,013
Net cash flows used in investing activities	(4,961,153)	(1,366,696)	(2,816,554)
Financing activities
Bank loans received (Note 11)	8,000,000
Bank loans paid (Note 11)	(5,339,338)
Interest paid (Note 11)	(628,222)	(106,873)	(97,017)
Long-term debt paid (Note 12)	(102,907)
Dividends paid (Note 13)	(1,848,000)	(1,683,000)	(1,530,000)
Net cash flows generated (used) from financing activities	81,533	(1,789,873)	(1,627,017)
Increase (decrease) in cash and cash equivalents	1,151,515	1,352,818	(789,994)
Cash and cash equivalents at the beginning of the year	3,497,635	2,084,160	2,855,362
Exchange gains on cash and cash equivalents	28,304	60,657	18,792
Cash and cash equivalents at the end of the year	4,677,454	3,497,635	2,084,160
Aerostar [Member]
Investing activities
Improvements to assets under concession and acquisition of furniture and equipment (Note 8)	(183,386)
Financing activities
Cash and cash equivalents at the end of the year	436,774
Airplan [Member]
Investing activities
Improvements to assets under concession and acquisition of furniture and equipment (Note 8)	$ (3,752,081)